Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 2,894,307.7	$ 88,268.0	$ 2,161,735.8	$ 2,263,891.3
COST OF REVENUE	1,269,954.1	38,729.9	986,625.2	915,536.5
GROSS PROFIT	1,624,353.6	49,538.1	1,175,110.6	1,348,354.8
OPERATING EXPENSES
Research and development	204,181.8	6,227.0	182,370.2	163,262.2
General and administrative	83,745.0	2,554.0	60,872.8	53,524.8
Marketing	13,143.6	400.8	10,590.7	9,920.5
Total operating expenses	301,070.4	9,181.8	253,833.7	226,707.5
OTHER OPERATING INCOME AND EXPENSES, NET	(1,230.2)	(37.5)	188.7	(368.4)
INCOME FROM OPERATIONS	1,322,053.0	40,318.8	921,465.6	1,121,278.9
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	4,880.7	148.8	4,800.2	7,679.8
Interest Income	87,213.4	2,659.8	60,293.9	22,422.2
Other income	566.9	17.3	480.0	947.7
Foreign exchange gain (loss), net	10,000.8	305.0	(2,685.4)	4,505.8
Finance costs	(10,495.4)	(320.1)	(11,999.4)	(11,750.0)
Other gains and losses, net	(8,379.4)	(255.6)	6,961.6	(1,012.2)
Total non-operating income and expenses	83,787.0	2,555.2	57,850.9	22,793.3
INCOME BEFORE INCOME TAX	1,405,840.0	42,874.0	979,316.5	1,144,072.2
INCOME TAX EXPENSE	248,316.1	7,572.9	128,288.8	150,777.5
NET INCOME	1,157,523.9	35,301.1	851,027.7	993,294.7
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	144.4	4.4	(623.4)	(823.1)
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	5,091.9	155.3	1,954.6	(263.7)
Gain on hedging instruments	5.0	0.1	39.9	0.0
Share of other comprehensive income (loss) of associates	(69.4)	(2.1)	42.6	154.5
Income tax benefit (expense) related to items that will not be reclassified subsequently	(38.9)	(1.2)	124.6	734.0
Total items that will not be reclassified subsequently to profit or loss	5,133.0	156.5	1,538.3	(198.3)
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	64,299.7	1,961.0	(14,464.4)	50,845.6
Unrealized gain (loss) on investments in debt instruments at fair value through other comprehensive income	1,949.9	59.5	4,123.2	(10,102.7)
Gain (loss) on hedging instruments	(80.2)	(2.4)	(74.7)	1,329.2
Share of other comprehensive income of associates	283.3	8.6	63.9	550.3
Income tax benefit related to items that may be reclassified subsequently	0.0	0.0	0.0	6.0
Total items that may be reclassified subsequently to profit or loss	66,452.7	2,026.7	(10,352.0)	42,628.4
Other comprehensive income (loss) , net of income tax	71,585.7	2,183.2	(8,813.7)	42,430.1
TOTAL COMPREHENSIVE INCOME	1,229,109.6	37,484.3	842,214.0	1,035,724.8
NET INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	1,158,380.2	35,327.2	851,740.0	992,923.4
Non-controlling interests	(856.3)	(26.1)	(712.3)	371.3
NET INCOME	1,157,523.9	35,301.1	851,027.7	993,294.7
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	1,230,949.1	37,540.4	843,751.9	1,035,518.1
Non-controlling interests	(1,839.5)	(56.1)	(1,537.9)	206.7
TOTAL COMPREHENSIVE INCOME	$ 1,229,109.6	$ 37,484.3	$ 842,214.0	$ 1,035,724.8
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 44.68	$ 1.36	$ 32.85	$ 38.29
Diluted earnings per share | (per share)	44.67	1.36	32.85	38.29
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	223.39	6.81	164.24	191.46
Diluted earnings per share | (per share)	$ 223.37	$ 6.81	$ 164.24	$ 191.46